Member's Interest (Share Based Compensation) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation [Abstract]
Total share based compensation expense	$ 2,754	$ 7,378	$ 14,093	$ 20,090	$ 28,540	$ 20,667	$ 34,246
Direct Operating Expenses [Member]
Share Based Compensation [Abstract]
Total share based compensation expense					11,011	10,013	11,996
Selling, general & administrative expenses [Member]
Share Based Compensation [Abstract]
Total share based compensation expense					6,378	5,359	7,109
Corporate Expenses [Member]
Share Based Compensation [Abstract]
Total share based compensation expense					$ 11,151	$ 5,295	$ 15,141